SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

20.SUBSEQUENT EVENTS

On March 14, 2025, the board of directors of the Company (the “Board”) has approved a dividend of US$0.35 per Class A ordinary share, or US$0.70 per ADS for the second half of 2024 to holders of record of Class A ordinary shares and ADSs as of the close of business on April 23, 2025 Hong Kong Time and New York Time, respectively, in accordance with the Company’s dividend policy.